Income Taxes (Details) - Schedule of Income Tax Expenses - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Income Tax Expenses [Abstract]
Current income tax provision
Deferred income tax provision
Total income tax expense